LONG-TERM DEBT - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 22,458	$ 16,805
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	22,597	$ 16,870
Gross carrying amount | 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,027
Gross carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,228
Gross carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	4,231
Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	760
Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,000
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 10,351